U.S. Government Matters (Details)	1 Months Ended
	Jan. 31, 2014 subcontractor defendant	Apr. 30, 2008 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2011 USD ($)
Reserve for Potentially Disallowable Costs Incurred under Government Contracts
United States Government Contract Work [Line Items]
Provision for doubtful accounts			$ 33,000,000	$ 39,000,000
Reserve for Potentially Disallowable Costs Incurred under Government Contracts | Contract Liabilities
United States Government Contract Work [Line Items]
Provision for doubtful accounts				27,000,000
Reserve for Potentially Disallowable Costs Incurred under Government Contracts | Other Liabilities
United States Government Contract Work [Line Items]
Provision for doubtful accounts				$ 12,000,000
First Kuwaiti Trading Company Arbitration
United States Government Contract Work [Line Items]
Damages awarded, value		$ 17,000,000
Accounts payable		$ 32,000,000
Howard qui tam
United States Government Contract Work [Line Items]
Loss contingency, estimate of possible loss					$ 628,000,000
Amount accrued			$ 0
DOJFCA
United States Government Contract Work [Line Items]
Number of subcontractors | subcontractor	2
Loss contingency, number of defendants | defendant	3